Tax matters - Deferred tax assets and liabilities (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Deferred tax assets and liabilities
Opening balance	$ (62,790)
Prior Year Change	(191)
Recognised in P&L	48,618
Recognised in Equity/ OCI	(676)
Acquisitions/ Disposals	2,498
Exchange Differences	(1,965)
Closing balance	(14,506)
Intangible assets
Deferred tax assets and liabilities
Opening balance	(419)
Prior Year Change	34
Recognised in P&L	(29)
Closing balance	(414)
Biological assets
Deferred tax assets and liabilities
Opening balance	(2,840)
Recognised in P&L	2,785
Exchange Differences	55
Provisions
Deferred tax assets and liabilities
Opening balance	19,950
Prior Year Change	(85)
Recognised in P&L	(2,552)
Recognised in Equity/ OCI	(616)
Acquisitions/ Disposals	(727)
Exchange Differences	(42)
Closing balance	15,928
Property, plant & equipment
Deferred tax assets and liabilities
Opening balance	(78,285)
Prior Year Change	748
Recognised in P&L	5,974
Acquisitions/ Disposals	9,599
Exchange Differences	(2,733)
Closing balance	(64,697)
Inventories
Deferred tax assets and liabilities
Opening balance	(2,633)
Recognised in P&L	320
Recognised in Equity/ OCI	(14)
Exchange Differences	(216)
Closing balance	(2,543)
Hedging instruments
Deferred tax assets and liabilities
Opening balance	1,010
Acquisitions/ Disposals	(974)
Exchange Differences	(36)
Tax losses, incentives & credits
Deferred tax assets and liabilities
Opening balance	13,630
Prior Year Change	1,077
Recognised in P&L	34,084
Recognised in Equity/ OCI	(46)
Acquisitions/ Disposals	(5,408)
Exchange Differences	530
Closing balance	43,867
Partnership Interest
Deferred tax assets and liabilities
Opening balance	(12,525)
Recognised in P&L	2,850
Exchange Differences	(215)
Closing balance	(9,890)
Other
Deferred tax assets and liabilities
Opening balance	(678)
Prior Year Change	(1,965)
Recognised in P&L	5,186
Acquisitions/ Disposals	8
Exchange Differences	692
Closing balance	$ 3,243